Equity Offerings	9 Months Ended
Sep. 30, 2021
Equity [Abstract]
Equity Offerings
Note 12. Equity Offerings
In February 2021, the Company completed an ATM offering of 35,768 shares of common stock at a price of $8.39 per share. The Company received approximately $0.3 million in net proceeds, after deducting placement agent’s fees. The Company also incurred $0.2 million in offering fees and other expenses in association with filing the related Registration Statement on Form
S-3
with the SEC.
On various dates in May 2021 and June 2021, the Company completed ATM offerings of 2,582,019 shares of common stock at a weighted average price of $4.29 per share. The Company received approximately $10.6 million in net proceeds, after deducting placement agent’s fees.
On various dates in July 2021 and August 2021, the Company completed ATM offerings of 1,139,306 shares of common stock, at a weighted average price of $4.00 per share. The Company received approximately $4.4 million in net proceeds, after deducting offering fees.